Accounting Policies (Components Of Accumulated Other Comprehensive Loss Included In Consolidated Statement Of Total Equity) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounting Policies [Abstract]
Unrecognized actuarial losses, prior service costs and transition assets related to pension and postretirement benefits	$ (84,204)	$ (54,245)	$ (74,214)
Foreign currency translation gains	5,076	5,929	5,017
Unamortized value of terminated forward starting interest rate swap agreements	(4,762)	(5,344)	(5,887)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Total	$ (83,890)	$ (53,660)	$ (75,084)